Offerings - Offering: 1	Aug. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	89,430
Proposed Maximum Offering Price per Unit	1.66
Maximum Aggregate Offering Price	$ 148,453.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 20.50
Offering Note	Represents the shares of common stock, par value $0.001 per share ("Common Stock"), of NextTrip, Inc. (the "Registrant") that will be offered for resale by the selling stockholder pursuant to the prospectus contained in the Registration Statement on Form S-3, (the "Registration Statement"), to which this exhibit is attached. The Registration Statement registers 89,430 shares of Common Stock to the Purchasers in a private placement pursuant to a Securities Purchase Agreement entered into between the Registrant and Lind on July 31, 2026. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement shall also cover any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices for the Common Stock, as reported on the Nasdaq Capital Market on August 6, 2026, a date within five business days prior to the filing of the Registration Statement.